Credit Suisse Asset Management Strategic Global Income Fund, Inc.
466 Lexington Avenue
New York, NY 10017
---------------------------------------------
OFFICERS AND DIRECTORS

William W. Priest, Jr.          Gregg M. Diliberto
CHAIRMAN OF THE BOARD           INVESTMENT OFFICER
Prof. Enrique R. Arzac          Suzanne E. Moran
DIRECTOR                        INVESTMENT OFFICER
Lawrence J. Fox                 Hal Liebes
DIRECTOR                        SENIOR VICE PRESIDENT
James S. Pasman, Jr.            Michael A. Pignataro
DIRECTOR                        CHIEF FINANCIAL OFFICER, VICE
Richard J. Lindquist            PRESIDENT AND SECRETARY
PRESIDENT AND CHIEF INVESTMENT  Maxine C. Evertz
OFFICER                         ASSISTANT SECRETARY
                                Robert M. Rizza
                                VICE PRESIDENT AND TREASURER
                                John L. Hogan
                                ASSISTANT TREASURER

--------------------------------------------------------
INVESTMENT ADVISER
Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, New York 10017
Phone 1-800-293-1232

--------------------------------------------------------
ADMINISTRATOR AND CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

--------------------------------------------------------
SHAREHOLDER SERVICING AGENT
BankBoston, N.A.
P.O. Box 1865
Mailstop 45-02-62
Boston, Massachusetts 02105-1865
Phone 1-800-730-6001

--------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
787 7th Avenue
New York, New York 10019

--------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, Pennsylvania 19103

--------------------------------------------------------

---------------------------------------------------------------------------

                         Credit Suisse Asset Management
                       Strategic Global Income Fund, Inc.

---------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT
                                 June 30, 2000

CREDIT SUISSE ASSET MANAGEMENT STRATEGIC GLOBAL INCOME FUND, INC.
SECOND QUARTER REPORT - 6/30/00

----------
Dear Shareholders:                                                 July 24, 2000

We are writing to report on the activities of Credit Suisse Asset Management Strategic Global Income Fund, Inc. ("the Fund") for the quarter ended June 30, 2000 and to discuss our investment strategy.

    On June 30, 2000, the Fund's net asset value ("NAV") was $7.92 compared to an NAV of $8.26 at March 31, 2000. The Fund's total return (based on NAV and assuming reinvestment of dividends of $0.29 per share) for the period was -0.2%. For the first six months of 2000, the Fund returned 1.4%.

    At June 30, 2000, $56.8 million was invested in high yield debt securities; $22.1 million in emerging-market debt securities; $11.1 million in equity securities; and the balance of $3.5 million in cash equivalents. Of the debt securities, the largest concentration (66.2%) was invested in B-rated issues.

THE MARKET: RATE WORRIES

    The overall investment climate remained poor during much of the second quarter against intensified concerns of accelerated monetary tightening, ongoing turbulence in equity markets and deteriorating liquidity. Fears surrounding the Federal Reserve's aggressiveness in slowing the U.S. economy maintained pressure across most fixed income markets.

    High yield and emerging markets sharply underperformed during April and May, when selling was especially pronounced among lower-rated debt. In June, however, signs of a moderating U.S. economy prompted a rebound in fixed income instruments. Increasingly, global worries over a series of further U.S. interest-rate hikes (such as the half-point increase in mid-May), eased. June, for example, marked the first month of positive cash inflows into the high yield sector in 2000.

    Additional factors impacted high yield during the quarter. In April and May, heightened worries of event risk among industries plagued by languishing equity valuations restrained high yield bonds, along with little new issuance and broker/dealers' low inventories. These conditions began dissipating when interest-rate fears started to diminish and equity markets recovered some lost ground.

    Among emerging markets, volatility remained moderate, reflecting country fundamentals, reduced market leverage and ongoing concern surrounding the Latin American political calendar--particularly Mexico's presidential election. Russia continued to outperform other fixed income markets, benefiting from rising oil prices, a recovery in foreign exchange reserves and signs of economic recovery.

    For the quarter as a whole, high yield bonds, as measured by the Salomon Smith Barney High Yield Market Index (SSBHYMI), rose 1.2%. Emerging debt markets, as represented by J.P. Morgan's Emerging Markets Bond Index Plus, increased 0.4%.

PERFORMANCE: HURT BY SECTOR ALLOCATION

    PERFORMANCE: The Fund's return lagged during the second quarter primarily due to results in the high yield portion. Although the equity-oriented component of our high yield position helped returns in the first quarter, it resulted in much of the underperformance of the overall portfolio in the second. This was attributable to the NASDAQ sell-off among mostly telecom and cable-related stocks (including warrants and restricted shares).

    Small holdings in some of the better-performing sectors such as energy, lodging and interest-rate-sensitive industries (including utilities, banks and homebuilders) also detracted somewhat from performance. Our continued emphasis on gaming and our relatively low weighting in metals/mining and non-banking financial issues, however, were positive contributors.

    The Fund's emerging debt portion fared better, given our earlier defensive posturing emphasizing short duration and highly liquid securities. Our decision to re-establish a position in Russian sovereign debt, both to take advantage of positive developments within the country and to capitalize on an attractive debt exchange offer, further benefited our returns in the emerging sector.

OUTLOOK: CAUTIOUS NEAR TERM, SOMEWHAT OPTIMISTIC FURTHER OUT

    Looking ahead, we remain cautious on low grade debt over the short term, though our outlook is more positive over the intermediate and long term.

    HIGH YIELD. While negative sentiment began to reverse in early June, reducing some of the quarter's broader deterioration, we are not yet convinced of the rebound's longevity. Sentiment regarding Fed monetary policy is still driving fund flows into and out of the high yield market, and continues to heavily affect related factors, like stock-market trading activity and dealers' bond inventories. We believe that summer may prove to be a testing period for financial markets, as upcoming economic releases better reflect the effectiveness of earlier efforts by the Fed to slow the economy.

    Over a longer time frame, we are more optimistic. In our view, high yield valuations remain attractive on an historical and relative basis, and are likely to attract investors increasingly disenchanted with the lower-return/higher-risk prospects for equities in the months ahead.
    The overall approach with which we have managed the Fund holds firm. Our focus remains on marginally reducing positions that entail relatively high downside risk due to company--or sector-specific factors. We are maintaining our overweights in telecommunications, cable/media and gaming, whose industry and company fundamentals remain strong. Furthermore, we are also avoiding interest-rate-sensitive sectors such as homebuilders and textiles, and other industries with rising cost structures and low pricing power.
    INTERNATIONAL. In that emerging debt markets remain vulnerable to a number of indirect risks, such as a vigilant Fed, volatile U.S. equities and Latin American politics, our near-term outlook is still cautious. However, the degree of our concern has declined in light of recent events, which resulted in a better-balanced U.S. economy and more normalized global financial markets.
    We are also gaining increasing confidence in the fundamental outlook for major emerging economies, as policy leaders in Mexico, Argentina, Brazil and even Russia demonstrate increased commitment to fiscal conservatism, stable money and sustainable growth. Moreover, volatility within emerging debt markets remains much lower than the historical average. The negative factors that plagued the market in the 1990s, such as leveraged hedge funds and contagion, have virtually disappeared.
    From a strategic perspective, we anticipate taking a larger position in emerging debt over the medium term, once we believe valuations have become more attractive.
    As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.
    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management at (800) 293-1232. All other inquiries regarding account information, requests for the latest financial information or other reports should be directed to the Fund's Shareholder Servicing Agent at
(800) 730-6001.
Sincerely yours,
/s/ Richard J. Lindquist
Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER *
/s/ William W. Priest, Jr.
William W. Priest, Jr.
CHAIRMAN OF THE BOARD **
    * Richard J. Lindquist, who is a Managing Director of Credit Suisse Asset Management , LLC ("CSAM"), is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to that date, he served as Vice President to the Fund, a position he assumed on
August 15, 1989. Mr. Lindquist joined CSAM on May 1, 1995 as a result of CSAM's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM. Mr. Lindquist also is President and Chief Investment Officer of Credit Suisse Asset Management Strategic Global Income Fund, Inc.
    ** William W. Priest, Jr., who is a Managing Director and Chairman-Americas of Credit Suisse Asset Management, LLC ("CSAM"), joined CSAM in 1972.
Mr. Priest is Director and Chairman of other investment companies advised by
CSAM.

CSAM STRATEGIC GLOBAL INCOME FUND
JUNE 30, 2000

TOP TEN HOLDINGS (UNAUDITED)

(as a % of net assets as of 6/30/00)
-----------------------------------------------------------------------------------

 1.  Federal Republic of Brazil, Capitalization Bonds 8.00%,
       4/15/14...................................................               2.1%
 2.  Republic of Argentina, Debentures 6.188%, 3/31/05...........               1.9%
 3.  Argentina Bocon PRO1 Notes 5.82%, 4/1/07....................               1.6%
 4.  Dr. Pepper Bottling Holdings, Inc. Class A..................               1.2%
 5.  Vnesheconombank Bank, Floating Rate, 12/15/15...............               1.1%
 6.  Republic of Brazil Government Gtd. Notes 7.00%, 4/15/12.....               1.1%
 7.  Vnesheconombank Bank, Floating Rate, 12/15/20...............               1.0%
 8.  Republic of Bulgaria Floating Rate Notes 2.50%, 7/28/12.....               0.9%
 9.  Russian Principal Loan, 3.249%, 12/15/20....................               0.9%
10.  United States Treasury Notes, 7.25%, 5/15/04................               0.8%

CREDIT QUALITY BREAKDOWN (UNAUDITED)

(as a % of total investments as of 6/30/00)
------------------------------------------------------------------------------

AAA/Aaa.....................................................               1.1%
A/A.........................................................               0.2
BBB/Baa.....................................................               2.4
BB/Ba.......................................................               6.2
B/B.........................................................              57.6
CCC/Caa.....................................................               6.4
N/R.........................................................              14.3
                                                              ----------------
  Subtotal..................................................              88.2
Equities and Other..........................................              11.8
                                                              ----------------
  Total.....................................................             100.0%
                                                              ================

PORTFOLIO OF INVESTMENTS (UNAUDITED)

---------

JUNE 30, 2000

                                                               Face
                                               Moody's        Amount         Value
                                               Ratings        (000)        (Note A-1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
DOMESTIC SECURITIES (70.7%)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (61.5%)
--------------------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.2%)
              Sequa Corp.
               Sr. Notes
               9.00%, 8/1/09                         Ba2   $        250   $    240,000
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
AUTOMOTIVE (1.3%)
              Cambridge Industries, Inc.
               Sr. Sub. Notes
               10.25%, 7/15/07                        B3            250         62,500
              Collins & Aikman
               Products Corp.
               Sr. Sub. Notes
               11.50%, 4/15/06                        B3            250        246,250
              Delco Remy
               International, Inc.
               Gtd. Sr. Sub. Notes
               10.625%, 8/1/06                        B2            250        248,125
              Hayes Lemmerz
               International, Inc.
               Series B,
               Gtd. Sr. Sub. Notes
               8.25%, 12/15/08                        B2            250        210,000
              Motor Coach Industries
               International, Inc.
               Gtd.
               11.25%, 5/1/09                         B2            250        212,812
              Oxford Automotive, Inc.
               Gtd. Sr. Sub. Notes
               10.125%, 6/15/07                     Caa1            250        217,500
                                                                          ------------
                    GROUP TOTAL                                              1,197,187
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (5.2%)
              AMFM, Inc.
               Gtd.
               9.00%, 10/1/08                         B1            250        257,500
         (1)  Acme Television LLC/
               ACME Financial Corp.
               Gtd. Sr. Discount Notes
               0.00%, 9/30/04                         B3            500        477,500
      (1)(2)  Australis Holdings Pty. Ltd.
               Yankee Sr. Secured
               Discount Notes
               0.00%, 11/1/02                        N/R            650             65
         (2)  Australis Media Ltd.
               Yankee Units
               15.75%, 5/15/03                         C            729          3,645
              Capstar Broadcasting Partners,
               Inc.:
               Sr. Sub. Notes
               9.25%, 7/1/07                          B2            200        199,500
         (1)  Sr. Discount Notes
               0.00%, 2/1/09                          B2            500        458,750
              Citadel Broadcasting Co.
               Gtd.
               9.25%, 11/15/08                        B3            250        242,500
                                                               Face
                                               Moody's        Amount         Value
                                               Ratings        (000)        (Note A-1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              EchoStar
               Communications Corp.
               Gtd. Sr. Discount Notes
               9.375%, 2/1/09                         B2   $        250   $    240,000
              Granite Broadcasting, Inc.
               Sr. Sub. Notes
               8.875%, 5/15/08                        B3            250        211,250
              Pegasus Media &
               Communications, Inc.
               Series B, Notes
               12.50%, 7/1/05                         B2            250        266,250
              Salem Communications
               Series B, Gtd.
               9.50%, 10/1/07                         B3            250        234,375
              Sinclair Broadcast
               Group, Inc.:
               Sr. Sub. Notes
               10.00%, 9/30/05                        B2            300        282,000
               8.75%, 12/15/07                        B2            250        218,750
              Susquehanna Media Co.
               Sr. Sub. Notes
               8.50%, 5/15/09                         B1            150        142,500
              Time Warner
               Telecom LLC
               Sr. Notes
               9.75%, 7/15/08                         B2            250        242,500
         (1)  United International
               Holdings, Inc.
               Series B,
               Sr. Discount Notes
               0.00%, 2/15/08                         B3            500        335,000
              Univision Network
               Holding L.P.
               Sub. Notes
               7.00%, 12/17/02                       N/R            573        759,324
              Young Broadcasting, Inc.
               Series B,
               Gtd. Sr. Sub. Notes
               8.75%, 6/15/07                         B2            450        411,750
                                                                          ------------
                    GROUP TOTAL                                              4,983,159
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
BUSINESS SERVICES (0.4%)
              General Binding Corp.
               Gtd. Sr. Sub. Notes
               9.375%, 6/1/08                         B2            250        162,500
              Iron Mountain, Inc.
               Sr. Notes
               8.75%, 9/30/09                         B3            250        230,000
                                                                          ------------
                    GROUP TOTAL                                                392,500
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
CABLE (6.8%)
              Alliance Atlantis
               Communications Corp.
               Sr. Sub. Notes
               13.00%, 12/15/09                       B2            500        512,500
              Adelphia Communications
               Sr. Notes
               8.375%, 2/1/08                         B1            200        176,750
              CSC Holdings, Inc.
               Sr. Sub. Debentures
               9.875%, 2/15/13                        B1            250        256,563

    The accompanying notes are an integral part of the financial statements.

                                                               Face
                                               Moody's        Amount         Value
                                               Ratings        (000)        (Note A-1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Century Communications
               Corp.
               Sr. Notes
               8.75%, 10/1/07                        Ba3   $        250   $    225,000
              Charter Communications
               Holdings:
               Sr. Notes
               8.625%, 4/1/09                         B2            250        219,687
         (3)   10.25%, 1/15/10                        B2            300        290,250
         (1)  Discount Notes
               0.00%, 4/1/11                          B3            300        170,250
              Classic Cable, Inc.
               Gtd.
               Sr. Sub. Notes
               9.375%, 8/1/09                         B3            250        218,125
              Coaxial Communications, Inc.
               Gtd. Sr. Notes
               10.00%, 8/15/06                        B3            250        236,875
              Comcast Corp.
               Sr. Sub. Notes
               9.125%, 10/15/06                       B2            250        261,720
         (1)  Comcast UK Cable
               Partners, Ltd.
               Yankee Sr. Debentures
               0.00%, 11/15/07                        B2            500        473,750
         (1)  DIVA Systems Corp.
               Series B,
               Sr. Discount Notes
               0.00%, 3/1/08                         N/R            810        429,300
         (1)  Diamond Cable
               Communications plc
               Yankee Discount Notes
               0.00%, 12/15/05                      Caa1            300        285,000
              International
               CableTelevision
               Sr. Notes
               0.00%, 2/1/06                          B3            500        460,000
              James Cable Partners L.P.
               Series B, Sr. Notes
               10.75%, 8/15/04                       N/R            250        240,000
              Lenfest Communications, Inc.
               Sr. Sub. Notes
               10.50%, 6/15/06                        B2            350        386,750
              Mediacom LLC/Capital Corp.
               Sr. Notes
               7.875%, 2/15/11                        B2            250        218,750
              NTL Communications Corp.
               Series B, Sr. Notes
         (1)   0.00%, 10/1/08                         B3            250        163,750
              NTL, Inc.
               Series B, Sr. Notes
               10.00%, 2/15/07                        B3            250        236,250
              Northland Cable
               Television
               Gtd.
               10.25%, 11/15/07                       B3            250        207,500
              Olympus Communications
               L.P./ Capital Corp.
               Series B, Sr. Notes
               10.625%, 11/15/06                      B1            250        247,500
              Rogers Cablesystems, Ltd.
               Yankee Gtd.
               10.00%, 12/1/07                       Ba3            250        255,625
                                                               Face
                                               Moody's        Amount         Value
                                               Ratings        (000)        (Note A-1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
         (1)  Telewest Communications plc
               Yankee Sr. Sub.
               Discount Debentures
               0.00%, 10/1/07                         B1   $        250   $    238,125
                                                                          ------------
                    GROUP TOTAL                                              6,410,020
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
CHEMICALS (1.3%)
         (3)  Huntsman, Inc.
               Sr. Sub. Notes
               9.50%, 7/1/07                          B2            250        227,500
              Huntsman Polymers Corp.
               Sr. Notes
               11.75%, 12/1/04                        B1            250        253,750
              Lyondell Chemical Co.
               Series B, Secured Notes
               9.875%, 5/1/07                        Ba3            250        246,875
              NL Industries, Inc.
               Sr. Secured Notes
               11.75%, 10/15/03                       B1            150        153,000
              Philipp Brothers
               Chemicals, Inc.
               Gtd.
               9.875%, 6/1/08                         B3            150        106,500
              Texas Petrochemical Corp.
               Series B,
               Sr. Sub. Notes
               11.125%, 7/1/06                       N/R            250        212,500
                                                                          ------------
                    GROUP TOTAL                                              1,200,125
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
CONSTRUCTION & BUILDING MATERIALS (0.8%)
              American Architectural
               Products Corp.
               Gtd. Sr. Notes
               11.75%, 12/1/07                      Caa1            250         42,500
              Brand Scaffold Services
               Sr. Notes
               10.25%, 2/15/08                        B3            150        131,625
              Collins & Aikman
               Floor Coverings
               Series B,
               Sr. Sub. Notes
               10.00%, 1/15/07                        B3            250        243,750
              International Utility
               Structures, Inc.
               Yankee Sr. Sub. Notes
               10.75%, 2/1/08                       Caa1            150        123,000
              Presley Companies
               Sr. Notes
               12.50%, 7/1/01                       Caa3            250        229,375
                                                                          ------------
                    GROUP TOTAL                                                770,250
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (1.7%)
              Coinstar, Inc.
               Sr. Discount Notes
               13.00%, 10/1/06                      Caa1            350        360,500
              Drypers Corp.
               Series B, Sr. Notes
               10.25%, 6/15/07                      Caa1            150         96,750

    The accompanying notes are an integral part of the financial statements.

                                                               Face
                                               Moody's        Amount         Value
                                               Ratings        (000)        (Note A-1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Holmes Products Corp.
               Gtd. Sr. Sub. Notes
               9.875%, 11/15/07                       B3   $        200   $    140,000
              Jordan Industries, Inc.
               Series B, Sr. Notes
               10.375%, 8/1/07                        B3            225        205,875
         (1)  Knology Holdings, Inc.
               Sr. Discount Notes
               0.00%, 10/15/07                       N/R            250        135,000
              Playtex Products, Inc.
               Series B, Gtd. Sr. Notes
               8.875%, 7/15/04                        B1            200        193,000
         (3)  Scotts Co.
               Sr. Sub. Notes
               8.625%, 1/15/09                        B2            250        240,000
              United Rentals, Inc.
               Sr. Sub. Notes
               9.25%, 1/15/09                         B1            250        225,000
                                                                          ------------
                    GROUP TOTAL                                              1,596,125
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
ELECTRONICS (1.3%)
         (4)  Aavid Thermal
               Technologies, Inc.
               Units
               12.75%, 2/1/07                         B2            150        141,000
              Details, Inc.
               Series B, Sr. Sub. Notes
               10.00%, 11/15/05                       B3            250        235,000
              Metromedia Fiber
               Network, Inc.
               Series B, Sr. Notes
               10.00%, 11/15/08                       B2            250        246,250
              Numatics, Inc.
               Series B, Gtd.
               9.625%, 4/1/08                         B3            200        160,000
              Unisys Corp.
               Sr. Notes
               11.75%, 10/15/04                       B1            100        106,000
              Viasystems, Inc.
               Sr. Sub. Notes
               9.75%, 6/1/07                          B3            250        216,250
              Zilog, Inc.
               Series B, Gtd.
               Sr. Notes
               9.50%, 3/1/05                          B2            150        126,000
                                                                          ------------
                    GROUP TOTAL                                              1,230,500
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
ENERGY (3.8%)
              AES Corp.
               Sr. Notes
               9.50%, 6/1/09                         Ba1            250        245,000
              Bellwether Exploration Co.
               Gtd. Sr. Sub. Notes
               10.875%, 4/1/07                        B3            250        224,063
         (3)  CMS Energy/ Atlantic
               Methanol
               Secured Notes
               10.875%, 12/15/00                      B1            250        246,875
              Canadian Forest Oil, Ltd.
               Sr. Sub. Notes
               8.75%, 9/15/07                         B2            250        235,000
                                                               Face
                                               Moody's        Amount         Value
                                               Ratings        (000)        (Note A-1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Cliffs Drilling Co.
               Series D, Gtd. Sr. Notes
               10.25%, 5/15/03                        B1   $        250   $    250,625
              Continental Resources, Inc.
               Gtd. Sr. Notes
               10.25%, 8/1/08                         B3            150        133,875
              Contour Energy Co.
               Gtd.
               14.00%, 4/15/03                        B3            258        264,450
              Energy Corp. of America
               Series A, Sr. Sub. Notes
               9.50%, 5/15/07                         B2            250        168,750
              Frontier Oil Corp.:
               Series A, Sr. Notes
               9.125%, 2/15/06                        B2            200        177,000
               11.75%, 11/15/09                       B2            250        250,000
              H.S. Resources, Inc.
               Gtd. Sr. Sub. Notes
               9.25%, 11/15/06                        B2            250        245,000
              Key Energy Services
               Sr. Sub. Notes
               14.00%, 1/15/09                        B3            250        281,250
              Nuevo Energy Co.
               Series B, Sr. Sub. Notes
               9.50%, 6/1/08                          B1            150        148,125
              Ocean Energy, Inc.
               Series B, Gtd.
               8.375%, 7/1/08                        Ba3            150        145,500
              Parker Drilling Co.
               Series D, Gtd.
               9.75%, 11/15/06                        B1            250        241,875
              Safelite Glass Corp.
               Series B, Sr. Sub. Notes
               9.875%, 12/15/06                       Ca            500          4,375
              Southwest Royalties, Inc.
               Series B, Gtd. Sr. Notes
               10.50%, 10/15/04                       B3            250        160,000
              Wiser Oil Co.
               Gtd. Sr. Sub. Notes
               9.50%, 5/15/07                         B2            250        197,500
                                                                          ------------
                    GROUP TOTAL                                              3,619,263
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (1.9%)
              Ackerley Group, Inc.
               Series B, Sr. Sub. Notes
               9.00%, 1/15/09                         B2            250        229,375
              American Skiing Co.
               Series B, Sr. Sub. Notes
               12.00%, 7/15/06                        B3            200        168,000
              Bally Total Fitness
               Holdings, Corp.
               Series D, Sr. Sub. Notes
               9.875%, 10/15/07                       B3            150        137,250
              Booth Creek Ski
               Holdings, Inc.
               Series B, Sr. Notes
               12.50%, 3/15/07                      Caa1            250        180,000
              Cinemark U.S.A., Inc.
               Series D, Sr. Sub. Notes
               9.625%, 8/1/08                         B3            200        104,000

    The accompanying notes are an integral part of the financial statements.

                                                               Face
                                               Moody's        Amount         Value
                                               Ratings        (000)        (Note A-1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              PTI Holdings, Inc.
               Sub. Notes
               7.00%, 12/17/02                       N/R   $        507   $    671,662
      (2)(3)  Premier Cruises, Ltd.
               Sr. Notes
               11.00%, 3/15/08                        B3            250          7,500
              Premier Parks, Inc.
               Sr. Notes
               9.75%, 6/15/07                         B3            150        144,938
              Production Resource
               Group, LLC/PRG
               Finance Group
               Gtd. Sr. Sub. Notes
               11.50%, 1/15/08                      Caa2            250         51,250
              Regal Cinemas, Inc.:
               Sr. Sub. Notes
               9.50%, 6/1/08                        Caa1             50         12,000
               8.875%, 12/15/10                     Caa1            250         60,000
                                                                          ------------
                    GROUP TOTAL                                              1,765,975
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.8%)
         (3)  Madison River
               Capital/Finance
               Sr. Notes
               13.25%, 3/10/10                      Caa1            250        225,000
              Sovereign Bancorp
               Sr. Notes
               10.50%, 11/15/06                      Ba3            250        246,875
         (2)  Westfed Holdings
               Sr. Debentures
               15.50%, 9/15/99                       N/R            250         75,000
      (3)(4)  Windsor Woodmont
               Black/Hawk
               Units
               13.00%, 3/15/05                       N/R            200        200,500
                                                                          ------------
                    GROUP TOTAL                                                747,375
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (1.4%)
              Archibald Candy Corp.
               Gtd. Sr. Secured Notes
               10.25%, 7/1/04                         B2            250        181,250
              Aurora Foods, Inc.
               Series B, Sr. Sub. Notes
               9.875%, 2/15/07                      Caa1            250        145,000
              Carrols Corp.
               Gtd.
               9.50%, 12/1/08                         B2            150        125,250
              Fleming Companies, Inc.
               Sr. Sub. Notes
               10.50%, 12/1/04                        B3            200        180,500
         (3)  Premier International
               Foods plc
               Sr. Notes
               12.00%, 9/1/09                         B3            400        358,000
              Stater Brothers Holdings, Inc.
               Sr. Notes
               10.75%, 8/15/06                        B2            250        220,000
                                                               Face
                                               Moody's        Amount         Value
                                               Ratings        (000)        (Note A-1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Vlasic Foods International,
               Inc.
               Series B, Sr. Sub. Notes
               10.25%, 7/1/09                         B2   $        150   $     52,500
                                                                          ------------
                    GROUP TOTAL                                              1,262,500
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
HEALTH CARE (0.6%)
         (3)  ICN Pharmaceutical
               Sr. Notes
               8.75%, 11/15/08                       Ba3            250        246,250
              Insight Health Services Corp.
               Gtd. Sr. Sub. Notes
               9.625%, 6/15/08                        B3            200        180,000
      (3)(4)  Unilab Finance Corp.
               Sr. Sub. Notes
               12.75%, 10/1/09                        B3            150        154,500
                                                                          ------------
                    GROUP TOTAL                                                580,750
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (1.9%)
              AAF-McQuay, Inc.
               Sr. Notes
               8.875%, 2/15/03                        B3            150        129,000
              Applied Extrusion
               Technologies Corp.
               Sr. Notes
               11.50%, 4/1/02                         B2            250        251,875
              Atlantis Group, Inc.
               Sr. Notes
               11.00%, 2/15/03                        B2            250        249,063
         (4)  Equinix, Inc.
               Units
               13.00%, 12/1/07                       N/R            200        206,000
              GSI Group, Inc.
               Gtd.
               10.25%, 11/1/07                        B2            150        108,000
              Hayes International, Inc.
               Sr. Notes
               11.625%, 9/1/04                        B3            250        175,000
      (3)(4)  Holley Performance Products
               Sr. Notes
               12.25%, 9/15/07                        B2            250        180,000
              Jackson Products, Inc.
               Series B, Gtd.
               9.50%, 4/15/05                         B3            100         90,000
              MGM Grand, Inc.
               Sr. Sub. Notes
               9.75%, 6/1/07                         Ba2            200        203,500
              Park-Ohio Industries, Inc.
               Sr. Sub. Notes
               9.25%, 12/1/07                         B2            200        176,000
                                                                          ------------
                    GROUP TOTAL                                              1,768,438
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
MEDICAL (0.2%)
              Triad Hospitals Holdings
               Series B, Gtd.
               11.00%, 5/15/09                        B3            200        204,500
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------

    The accompanying notes are an integral part of the financial statements.

                                                               Face
                                               Moody's        Amount         Value
                                               Ratings        (000)        (Note A-1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
METALS & MINING (1.8%)
              AK Steel Corp.
               Sr. Notes
               9.125%, 12/15/06                      Ba2   $        250   $    240,000
              Algoma Steel, Inc.
               Yankee First
               Mortgage Notes
               12.375%, 7/15/05                       B1            250        217,500
              GS Technologies Operating Co.
               Sr. Notes
               12.00%, 9/1/04                       Caa1            150         52,688
         (2)  Gulf States Steel, Inc.
               First Mortgage Notes
               13.50%, 4/15/03                        B1            250         21,250
              Metallurg, Inc.
               Series B, Gtd. Sr. Notes
               11.00%, 12/1/07                        B3            250        197,500
              National Steel Corp.
               Series D,
               First Mortgage Bonds
               9.875%, 3/1/09                        Ba3            250        208,750
              Sheffield Steel Corp.
               Series B,
               First Mortgage Bonds
               11.50%, 12/1/05                      Caa2            250        175,000
              WCI Steel, Inc.
               Series B, Sr. Secured Notes
               10.00%, 12/1/04                        B2            250        236,875
              Weirton Steel Corp.
               Sr. Notes
               11.375%, 7/1/04                        B2            200        196,000
              Wheeling-Pittsburg Corp.
               Sr. Notes
               9.25%, 11/15/07                        B2            250        192,500
                                                                          ------------
                    GROUP TOTAL                                              1,738,063
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (2.0%)
              AEP Industries, Inc.
               Sr. Sub. Notes
               9.875%, 11/15/07                       B2            400        354,000
              Amtrol, Inc.
               Sr. Sub. Notes
               10.625%, 12/31/06                      B3            200        179,000
              BWAY Corp.
               Gtd. Sr. Sub. Notes
               10.25%, 4/15/07                        B2            150        142,125
      (3)(4)  Berry Plastics Corp.
               Sr. Sub. Notes.
               11.00%, 7/15/07                        B3            150        131,625
              Container Corp. of America
               Gtd. Sr. Notes
               9.75%, 4/1/03                          B1            250        248,750
         (1)  Crown Packaging
               Enterprises, Ltd.
               Yankee Sr. Secured
               Discount Notes
               0.00%, 8/1/06                         Ca1            925             93
              Gaylord Container Corp.
               Series B, Sr. Notes
               9.75%, 6/15/07                         B3            250        195,000
                                                               Face
                                               Moody's        Amount         Value
                                               Ratings        (000)        (Note A-1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Radnor Holdings, Inc.
               Series B, Gtd. Sr. Notes
               10.00%, 12/1/03                        B2   $        400   $    358,000
         (3)  Stone Container
               Finance Co.
               Yankee Gtd. Sr. Notes
               11.50%, 8/15/06                        B2            250        258,750
                                                                          ------------
                    GROUP TOTAL                                              1,867,343
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (1.8%)
              Ainsworth Lumber Co., Ltd.
               Yankee Sr. Secured Notes
               12.50%, 7/15/07                        B3            250        248,125
              Color Spot Nurseries
               Sr. Sub. Notes
               10.50%, 12/15/07                     Caa1            200        142,000
         (2)  Crown Paper Co.
               Sr. Sub. Notes
               11.00%, 9/1/05                         B3            250         72,188
              Doman Industries Ltd.
               Yankee Gtd.
               12.00%, 7/1/04                         B3            150        150,000
              Repap New Brunswick, Inc.
               Yankee Sr. Notes
               10.625%, 4/15/05                     Caa1            200        176,000
              Riverwood International
               Corp.
               Gtd. Sr. Notes
               10.875%, 4/1/08                      Caa1            250        217,500
              SD Warren Co.
               Debentures
               14.00%, 12/15/06                      N/R            603        665,817
                                                                          ------------
                    GROUP TOTAL                                              1,671,630
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (2.1%)
              American Lawyer Media
               Series B, Gtd.
               9.75%, 12/15/07                        B1            150        136,875
      (3)(4)  American Media Operation
               Sr. Sub. Notes
               10.25%, 5/1/09                         B2            250        245,000
              Ampex Corp.
               Series B, Sr. Notes
               12.00%, 3/15/03                       N/R            250        187,500
         (1)  Earthwatch, Inc.
               Units
               0.00%, 7/15/07                        N/R            250        162,500
              Hollinger International
               Publishing
               Gtd.
               9.25%, 3/15/07                        Ba3            150        147,750
         (3)  InterAct Systems, Inc.
               Sr. Discount Notes
               14.00%, 8/1/03                        N/R            214         72,760
         (4)  Liberty Group Operating
               Gtd.
               9.375%, 2/1/08                         B3            100         82,000
         (1)  Liberty Group
               Publishing, Inc.
               Sr. Discount Debentures
               0.00%, 2/1/09                        Caa1            300        147,000

    The accompanying notes are an integral part of the financial statements.

                                                               Face
                                               Moody's        Amount         Value
                                               Ratings        (000)        (Note A-1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Mentus Media Corp.
               Units
               12.00%, 2/1/03                        N/R   $        438   $    219,000
              TV Guide, Inc.
               Sr. Sub. Notes
               8.125%, 3/1/09                        Ba3            350        349,125
              Tri-State Outdoor Media
               Group, Inc.
               Sr. Notes
               11.00%, 5/15/08                       N/R            300        276,000
                                                                          ------------
                    GROUP TOTAL                                              2,025,510
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
REAL ESTATE (0.1%)
              Bluegreen Corp.
               Series B, Gtd.
               Sr. Secured Notes
               10.50%, 4/1/08                         B3            200        124,000
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (5.4%)
              American Restaurant Group,
               Inc.
               Series B, Gtd. Sr. Secured
               Notes
               11.50%, 2/15/03                        B3            250        192,500
              Ameristar Casinos, Inc.
               Series B, Gtd. Notes
               10.50%, 8/1/04                         B3            250        251,250
              Argosy Gaming Co.
               Gtd.
               10.75%, 6/1/09                         B3            100        103,375
              Autotote Corp.
               Series B, Gtd.
               10.875%, 8/1/04                        B2            200        208,000
              Aztar Corp.
               Sr. Sub. Notes
               8.875%, 5/15/07                        B1            250        235,625
              Boyd Gaming Corp.
               Sr. Sub. Notes
               9.50%, 7/15/07                         B1            250        240,000
              Casino Magic of Louisiana
               Corp.
               Series B, Gtd. First
               Mortgage Notes
               13.00%, 8/15/03                        B3            300        321,750
              Coast Hotels &
               Casinos, Inc.
               Gtd.
               9.50%, 4/1/09                          B3            150        142,500
              Colorado Gaming &
               Entertainment Co.
               Gtd. Sr. Notes
               12.00%, 6/1/03                        N/R              0              3
         (2)  Fitzgeralds Gaming Corp.
               Series B, Gtd. Sr.
               Notes
               12.25%, 12/15/04                     Caa3            200        110,000
              Friendly Ice Cream Corp.
               Gtd. Sr. Notes
               10.50%, 12/1/07                        B1            250        200,625
                                                               Face
                                               Moody's        Amount         Value
                                               Ratings        (000)        (Note A-1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              HMH Properties
               Gtd. Sr. Secured Notes
               7.875%, 8/1/08                        Ba2   $        250   $    224,375
              Hard Rock Hotel, Inc.
               Sr. Sub. Notes
               9.25%, 4/1/05                          B3            400        367,000
              Hollywood Park, Inc.
               Sr. Sub. Notes
               9.50%, 8/1/07                          B2            200        199,000
              Horseshoe Gaming
               Holdings:
               Series B, Sr. Sub. Notes
               9.375%, 6/15/07                        B2            300        294,000
               8.625%, 5/15/09                        B2            250        235,625
              Isle of Capri Casinos, Inc.
               Sr. Sub. Notes
               8.75%, 4/15/09                         B3            250        231,250
         (5)  Jazz Casino Co. LLC
               Sr. Sub. Notes
               5.987%, 11/15/09                      N/R            154         19,311
              Majestic Star
               Casino LLC
               Secured Notes
               10.875%, 7/1/06                        B2            250        247,500
              Mandalay Resort Group
               Sr. Sub. Notes
               9.25%, 12/1/05                        Ba2            150        144,750
              Mohegan Tribal Gaming
               Authority
               Series B, Sr. Secured Notes
               8.125%, 1/1/06                        Ba1            200        190,000
         (3)  Park Place Entertainment
               Corp.
               Sr. Sub. Notes
               7.875%, 12/15/05                      Ba2            250        235,000
              Prime Hospitality Corp.
               Secured First Mortgage
               Notes
               9.25%, 1/15/06                        Ba2            250        246,250
              Romacorp, Inc.
               Sr. Notes
               12.00%, 7/1/06                         B3            250        162,500
              Sante Fe Hotel, Inc.
               First Mortgage Notes
               11.00%, 12/15/00                     Caa2            150        147,750
              Station Casinos, Inc.
               Sr. Sub. Notes
               9.75%, 4/15/07                         B1            215        214,463
                                                                          ------------
                    GROUP TOTAL                                              5,164,402
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
RETAIL (2.0%)
         (1)  Advance Holdings Corp.
               Sr. Discount Debentures
               0.00%, 4/15/09                       Caa2            350        147,000
              Advance Stores Co., Inc.
               Gtd. Sr. Sub. Notes
               10.25%, 4/15/08                      Caa1            250        206,250
         (3)  Buhrmann US, Inc.
               Sr. Sub. Notes
               12.25%, 11/1/09                        B2            250        262,500

    The accompanying notes are an integral part of the financial statements.

                                                               Face
                                               Moody's        Amount         Value
                                               Ratings        (000)        (Note A-1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Dairy Mart Convenience
               Stores, Inc.
               Sr. Sub. Notes
               10.25%, 3/15/04                        B3   $        251   $    183,230
              Flooring America, Inc.
               Series B, Gtd.
               9.25%, 10/15/07                      Caa1            185        105,393
         (2)  Jitney-Jungle Stores
               of America, Inc.
               Gtd. Sr. Sub. Notes
               10.375%, 9/15/07                       B3            250          4,375
              K Mart Corp.
               Debentures
               7.75%, 10/1/12                        Ba2            200        178,644
         (1)  Mrs. Fields Holding Co.
               Sr. Discount Notes
               0.00%, 12/1/05                       Caa2            500        215,000
              Pantry, Inc.
               Sr. Sub. Notes
               10.25%, 10/15/07                       B3            200        190,500
              Pathmark Stores, Inc.
               Sr. Sub. Notes
               9.625%, 5/1/03                       Caa1            250        177,500
              Simmons Co.
               Sr. Sub. Notes
               10.25%, 3/15/09                        B3            250        221,875
                                                                          ------------
                    GROUP TOTAL                                              1,892,267
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (15.1%)
              AMSC Acquisition Co., Inc.
               Series B, Gtd Sr. Notes
               12.25%, 4/1/08                        N/R            150        117,000
         (1)  Alamosa PCS
               Holdings, Inc.
               Gtd.
               0.00%, 2/15/10                       Caa1            200        104,000
         (4)  Caprock Communications
               Sr. Notes
               11.50%, 5/1/09                         B3            150        135,000
              Carrier1 International SA
               Sr. Notes
               13.25%, 2/15/09                        B3            300        270,000
         (1)  Clearnet Communications,
               Inc.
               Yankee
               Sr. Discount Notes
               0.00%, 12/15/05                        B3            250        255,937
         (3)  Colo.Com
               Units
               13.875%, 3/15/10                      N/R            200        215,000
              Concentric Network Corp.
               Sr. Notes
               12.75%, 12/15/07                      N/R            250        263,750
         (1)  DTI Holdings, Inc.
               Units
               0.00%, 3/1/08                         N/R            300        126,375
              Dobson/Sygnet
               Communications, Co.
               Sr. Notes
               12.25%, 12/15/08                      N/R            250        266,250
                                                               Face
                                               Moody's        Amount         Value
                                               Ratings        (000)        (Note A-1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

              Dolphin Telecom plc:
         (1)   Sr. Discount Notes
               0.00%, 6/01/08                       Caa1   $        250   $     78,750
               Series B, Yankee
               Sr. Discount Notes
               14.00%, 5/15/09                      Caa1            300         99,000
         (1)  e. spire Communications, Inc.
               Sr. Discount Notes
               0.00%, 11/1/05                        N/R            750        348,750
         (3)  Energis, plc
               Sr. Unsub. Notes
               9.75%, 6/15/09                         B1            100         98,000
              Exodus Communications, Inc.
               Sr. Notes
               11.25%, 7/1/08                        N/R             50         49,500
         (1)  Focal Communications Corp.
               Sr. Discount Notes
               0.00%, 2/15/08                        N/R            400        270,000
         (1)  GST USA, Inc.
               Gtd. Sr. Discount Notes
               0.00%, 12/15/05                       N/R            600        204,000
              Global Crossing
               Holdings, Ltd.
               Gtd. Sr. Notes
               9.625%, 5/15/08                       N/R            250        243,750
              Globalstar L.P./Globalstar
               Capital Corp.
               Sr. Notes
               10.75%, 11/1/04                        B3            300         84,000
         (1)  ICG Holdings, Inc.:
               Gtd. Sr. Discount Notes
               0.00%, 9/15/05                         B3            350        338,625
               0.00%, 5/1/06                          B3            255        211,012
               0.00%, 3/15/07                         B3            750        517,500
         (1)  ICG Services, Inc.
               Gtd. Sr. Discount Notes
               0.00%, 5/1/08                         N/R            250        130,000
      (3)(4)  Insight Midwest/
               Insight Capital
               Sr. Notes
               9.75%, 10/1/09                         B1            250        245,000
              Intermedia Communications,
               Inc.:
         (1)  Series B, Sr. Discount Notes
               0.00%, 7/15/07                         B2            300        234,000
               Sr. Notes
               8.875%, 11/1/07                        B2            150        140,250
              Level 3 Communications,
               Inc.:
               Sr. Notes
               9.125%, 5/1/08                         B3            275        246,813
         (1)   Discount Notes
               0.00%, 12/1/08                         B3            300        182,250
              McLeod USA, Inc.:
         (1)   Discount Notes
               0.00%, 3/1/07                          B2            100         82,500
               Sr. Notes
               9.25%, 7/15/07                         B2            200        192,500
              Metromedia
               International Group, Inc.
               Series B,
               Sr. Discount Notes
               10.50%, 9/30/07                       N/R            916        430,699

    The accompanying notes are an integral part of the financial statements.

                                                               Face
                                               Moody's        Amount         Value
                                               Ratings        (000)        (Note A-1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              MetroNet
               Communications Corp.:
               Sr. Discount Notes
               10.75%, 11/1/07                         B   $        350   $    307,562
         (1)   0.00%, 6/15/08                         B3            250        203,125
              Microcell
               Telecommunications, Inc.
               Series B,
               Yankee Sr. Discount Notes
               14.00%, 6/1/06                         B3            300        276,000
         (1)  Millicom International
               Cellular
               Yankee Sr. Sub.
               Discount Notes
               0.00%, 6/1/06                        Caa1            300        255,000
              NEXTLINK
               Communications, Inc.:
               Series A, Sr. Notes
               12.50%, 4/15/06                        B3            100        105,500
               10.75%, 11/15/08                       B3            250        246,250
      (3)(4)   10.50%,12/1/09                         B2            250        243,750
         (1)  Nextel Communications, Inc.
               Sr. Discount Notes
               0.00%, 2/15/08                         B2            900        663,750
              Orion Network
               Systems, Inc.
               Gtd. Sr. Notes
               11.25%, 1/15/07                        B2            250        151,250
              Pagemart Nationwide, Inc.
               Sr. Discount Notes
               12.50%, 2/1/05                         B3            750        718,125
              PSINet, Inc.
               Series B, Sr. Notes
               10.00%, 2/15/05                        B3            250        230,000
         (3)  Pegasus Communications
               Corp.
               Sr. Sub. Notes
               12.50%, 8/1/07                        N/R            250        262,500
              Premier Graphics, Inc.
               Gtd.
               11.50%, 12/1/05                        B1            500        125,000
         (1)  Qwest Communications
               International, Inc.:
               Sr. Discount Notes
               0.00%, 10/15/07                        B2            250        210,000
               Series B,
               0.00%, 2/1/08                         Ba1            250        197,188
         (1)  RCN Corp.:
               Sr. Discount Notes
               0.00%, 10/15/07                        B3            150         93,750
               Series B,
               0.00%, 2/15/08                         B3            300        171,000
              RSL Communications plc
               Yankee Gtd. Sr. Notes
               9.125%, 3/1/08                         B3            250        160,000
              Rhythms Netconnections, Inc.
               Units
               13.50%, 5/15/08                       N/R            250        100,000
              Sprint Spectrum
               L.P./Sprint
               Spectrum Finance Corp.
               Sr. Notes
               11.00%, 8/15/06                        B2            450        492,359
                                                               Face
                                               Moody's        Amount         Value
                                               Ratings        (000)        (Note A-1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Star Choice
               Communications, Inc.
               Yankee Sr. Notes
               13.00%, 12/15/05                      N/R   $        200   $    205,250
              Startec Global
               Communications Corp.
               Units
               12.00%, 5/15/08                       N/R            350        280,000
              T/SF Communications Corp.
               Series B,
               Gtd. Sr. Sub. Notes
               10.375%, 11/1/07                       B3            200        186,000
              Teligent, Inc.
               Sr. Notes
               11.50%, 12/1/07                      Caa1            300        237,000
         (1)  Triton PCS, Inc.
               Gtd.
               0.00%, 5/1/08                          B3            300        217,500
      (1)(3)  US Unwired, Inc.
               Sr. Discount Notes
               0.00%, 11/1/09                       Caa1            400        217,000
              Verio, Inc.
               Units
               13.50%, 6/15/04                        B3            400        453,000
         (3)  Viatel, Inc.
               Sr. Notes
               11.50%, 3/15/09                        B3            343        260,680
         (3)  Voicestream Wireless
               Sr. Notes
               10.375%, 11/15/09                      B2            100        103,500
              WebLink Wireless, Inc.
               Sr. Discount Notes
               11.25%, 2/1/08                        N/R            300        129,000
              Western Wireless Corp.
               Sr. Sub. Notes
               10.50%, 2/1/07                         B3            250        255,000
              Williams Communications
               Group, Inc.
               Sr. Notes
               10.875%, 10/1/09                       B2            250        244,375
         (3)  Worldwide Fiber, Inc.
               Sr. Notes
               12.00%, 8/1/09                         B3            150        141,750
                                                                          ------------
                    GROUP TOTAL                                             14,322,375
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TRANSPORTATION (1.6%)
              AirTran Airlines, Inc.
               Yankee Sr. Notes
               10.50%, 4/15/01                       N/R            500        475,000
              Allied Holdings
               Series B, Gtd.
               8.625%, 10/1/07                        B1            250        221,563
         (2)  Canadian Airlines Corp.
               Yankee Sr. Notes
               12.25%, 8/1/06                       Caa2            300         42,000
              Cenargo International plc
               First Priority Ship
               Mortgage Notes
               9.75%, 6/15/08                        Ba3            100         79,000
              First Wave Marine, Inc.
               Sr. Notes
               11.00%, 2/1/08                         B3            100         59,000

    The accompanying notes are an integral part of the financial statements.

                                                               Face
                                               Moody's        Amount         Value
                                               Ratings        (000)        (Note A-1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
         (2)  Golden Ocean Group, Ltd.
               Gtd. Sr. Notes
               10.00%, 8/31/01                        B3   $        263   $     39,450
              Sea Containers Ltd.
               Yankee Sr. Notes
               10.75%, 10/15/06                      Ba3            200        150,000
         (1)  TFM Sa De CV
               0.00%, 6/15/09                        N/R            385        263,725
              Trans World Airlines, Inc.
               Sr. Notes
               11.375%, 3/1/06                      Caa1            250         97,500
              Ultrapetrol (Bahamas) Ltd.
               First Mortgage Notes
               10.50%, 4/1/08                         B1            150        123,000
                                                                          ------------
                    GROUP TOTAL                                              1,550,238
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $67,538,801)                                                        58,324,495
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
GOVERNMENT & AGENCY SECURITIES (1.0%)
--------------------------------------------------------------------------------------------
-----------------
UNITED STATES TREASURY BONDS (0.2%)
              8.00%, 11/15/21                        Aaa             85        102,757
              5.25%, 11/15/28                        Aaa            115        101,829
                                                                          ------------
                    GROUP TOTAL                                                204,586
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
UNITED STATES TREASURY NOTES (0.8%)
              7.25%, 5/15/04                         Aaa            760        783,872
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT & AGENCY SECURITIES
  (Cost $985,686)                                                              988,458
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
ASSET BACKED OBLIGATIONS (0.2%)
--------------------------------------------------------------------------------------------
-----------------
              Merrill Lynch Home Equity
               Acceptance Trust
               Series 1994-A, Class A-2
               6.47%, 7/17/22                         A3            212        207,452
--------------------------------------------------------------------------------------------
-----------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $212,432)                                                              207,452
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------                                            Shares/
                                                              Units
--------------------------------------------------------------------------------------------
-----------------
COMMON STOCKS (4.6%)
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (1.1%)
      (3)(6)  Spanish Broadcasting
               System, Inc.
               Class B                                           35,700        776,475
         (6)  UnitedGlobalCom, Inc. Class A                       5,442        254,413
                                                                          ------------
                    GROUP TOTAL                                              1,030,888
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
                                                             Shares/         Value
                                                              Units        (Note A-1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
CABLE (0.0%)
         (6)  OpTel, Inc.                                           500   $          5
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.0%)
         (6)  Coinstar, Inc.                                      4,196         42,222
         (6)  Crown Packaging Enterprises,
               Ltd.                                             100,848          1,008
         (6)  Grant Prideco, Inc.                                    15            675
                                                                          ------------
                    GROUP TOTAL                                                 43,905
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
ENERGY (0.0%)
         (6)  Weatherford International,
               Inc.                                                  27          1,075
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (0.0%)
         (6)  Premier Cruises, Ltd.                              18,515         48,601
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
      (6)(7)  Westfed Holdings, Inc.
               Class B (acquired 9/20/88,
               cost $127)                                         4,223              0
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (1.2%)
      (6)(7)  Dr. Pepper Bottling
               Holdings, Inc.
               Class A (acquired 10/21/88,
               cost $40,500)                                     45,000      1,125,000
         (6)  Specialty Foods Corp.                              22,500            225
                                                                          ------------
                    GROUP TOTAL                                              1,125,225
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
         (6)  Sheffield Steel Corp.                               2,500          3,750
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.1%)
      (3)(6)  Mail-Well, Inc.                                    10,652         91,874
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.1%)
         (6)  Elsinore Corp.                                      6,177          7,335
         (6)  Isle of Capri Casinos, Inc.                         4,982         67,568
      (3)(6)  Motels of America, Inc.                               250          4,000
                                                                          ------------
                    GROUP TOTAL                                                 78,903
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (2.1%)
         (6)  Advanced Radio Telecom Corp.                        5,058         73,973
      (3)(6)  CompleTel Holdings, LLC
               Class B Shares                                     2,500        122,500
         (6)  e. spire Communications, Inc.                      14,168         95,634
         (6)  Globix Corp.                                        3,520        103,180
         (6)  ICG Communications, Inc.                            1,155         25,482
         (6)  Intermedia Communications,
               Inc.                                               3,748        111,503
         (6)  Loral Space & Communications,
               Co.                                                  151   1,047

    The accompanying notes are an integral part of the financial statements.

                                                             Shares/         Value
                                                              Units        (Note A-1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
         (6)  Nextlink Communications, Inc.,
               Class A                                            4,079   $    154,747
         (6)  Price Communications Corp.                         25,821        608,407
         (6)  Verio, Inc.                                        11,266        625,087
                                                                          ------------
                    GROUP TOTAL                                              1,921,560
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL COMMON STOCKS
  (Cost $633,918)                                                            4,345,786
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
PREFERRED STOCKS (2.4%)
--------------------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.3%)
         (6)  GPA Group plc
               7% Second Preferred
               Cum. Conv.                                       650,000        312,000
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (0.0%)
      (5)(6)  Granite Broadcasting Corp.
               12.75% Cum. Exchangeable                              11          9,460
         (6)  Source Media, Inc.                                  5,399         24,296
                                                                          ------------
                    GROUP TOTAL                                                 33,756
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
CABLE (0.3%)
              Adelphia Communications Corp.
               13% Cum. Exchangeable, Series B                    2,500        251,250
              NTL, Inc.
               13% Exchangeable, Series B                             1          1,000
                                                                          ------------
                    GROUP TOTAL                                                252,250
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
      (6)(8)  Westfed Holdings, Inc. Class A
               (aquired 9/20/88-6/18/93,
               cost 1,203,486)                                   14,246         14,246
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.4%)
         (6)  Interact Electronic Marketing
               14% Conv. Preferred                                  400         80,000
              Primedia, Inc.
               10% Cum. Exchangeable,
               Series D                                           3,500        336,000
                                                                          ------------
                    GROUP TOTAL                                                416,000
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.1%)
              AmeriKing, Inc.
               13% Cum. Exchangeable                              7,567         60,536
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (1.3%)
              Intermedia Communications,
               Inc.
               7% Jr. Convertible, Series E                      15,000        384,375
                                                             Shares/         Value
                                                              Units        (Note A-1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              NEXTLINK
               Communications, Inc.
               14% Cum. Exchangeable                              9,382   $    483,173
              Nextel Communications, Inc.
               13% Exchangeable,
               Series D                                             349        373,430
                                                                          ------------
                    GROUP TOTAL                                              1,240,978
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $3,465,286)                                                          2,329,766
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
RIGHTS (0.0%)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
         (6)  Terex Corp.
               expiring 5/15/02                                   2,000         28,000
--------------------------------------------------------------------------------------------
-----------------
TOTAL RIGHTS
  (Cost $0)                                                                     28,000
                                                                          ------------
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
WARRANTS (1.0%)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
         (6)  Aavid Thermal Technologies,
               Inc.
               expiring 2/1/07                                      150          1,500
      (3)(6)  Ampex Corp.
               expiring 3/15/03                                   8,500             85
         (6)  Australis Holdings Pty. Ltd.
               expiring 10/30/01                                    250              3
         (6)  Australis Media Ltd.
               expiring 5/15/03                                     225              2
      (3)(6)  Carrier1 International SA
               expiring 2/19/09                                     300        120,000
         (6)  CHC Helicopter Corp.
               expiring 12/15/00                                  2,000          2,000
      (6)(8)  CHI Energy, Inc.:
               Series B, expiring 11/8/03                         3,790          9,100
               Series C, expiring 11/8/05                         2,459          5,904
         (6)  Crown Packaging Enterprises,
               Ltd.
               expiring 11/1/03                                   1,000             10
         (6)  DIVA Systems Corp.:
         (3)   expiring 5/15/06                                     900        630,000
               expiring 3/1/08                                    2,430         43,740
      (3)(6)  DTI Holdings, Inc.
               expiring 3/1/08                                    1,500             15
         (6)  Dairy Mart Convenience Stores,
               Inc.
               expiring 12/1/01                                   4,172          1,460
         (6)  Equinix Inc.
               expiring 12/1/07                                     200          2,000
         (6)  Golden Ocean Group, Ltd.
               expiring 8/31/01                                     342              0
         (6)  HF Holdings, Inc.
               expiring 9/27/09                                   1,578         15,780
         (6)  InterAct Systems, Inc.
               expiring 8/1/03                                      400              0
         (6)  Interact Electronic Marketing
               expiring 12/31/09                                    400              4

    The accompanying notes are an integral part of the financial statements.

                                                             Shares/         Value
                                                              Units        (Note A-1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
         (6)  Isle of Capri Casinos, Inc.
               expiring 5/3/01                                      882   $          9
         (6)  Key Energy Services
               expiring 1/15/09                                     250         15,000
         (6)  McCaw International Ltd.
               expiring 4/15/07                                     750          1,875
         (6)  Mentus Media Corp.
               expiring 2/1/08                                      974             10
         (6)  Mrs. Fields Holding, Co.
               expiring 12/1/05                                     500          5,000
         (6)  PLD Telekom, Inc.
               expiring 6/1/06                                      560         19,600
         (6)  Source Media, Inc.
               expiring 11/1/07                                   2,235          6,481
         (6)  Star Choice
               Communications, Inc.
               expiring 12/5/05                                   4,632         28,187
         (6)  Startec Global Communications
               expiring 5/15/08                                     350            122
         (6)  USN Communications, Inc.
               expiring 8/15/04                                   3,050              0
         (6)  Waste Systems International,
               Inc.
               expiring 3/2/04                                    5,250          2,625
         (6)  Wright Medical Technology
               expiring 6/30/03                                     206              0
--------------------------------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $1,081,798)                                                            910,512
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL DOMESTIC SECURITIES
  (Cost $73,917,921)                                                        67,134,469
                                                                          ------------
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                                                    Face
                                   Moody's         Amount
                                   Ratings         (000)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
FOREIGN SECURITIES (24.2%)
--------------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (3.8%)
--------------------------------------------------------------------------------------------
-----------------
ARGENTINA (0.8%)
           CIA Internacional
            Telecommunicacoes
            Sr. Notes
            10.375%, 8/1/04          N/R       ARP       245         210,087
   (3)(4)  Hidroelectrica
            Piedra del Aguila
            S.A.:
            Collateral Trust
            8.25%, 6/30/09           N/R       USD     $521          325,391
            8.00%, 12/31/09          N/R       USD      291          190,947
                                                                ------------
                 GROUP TOTAL                                         726,425
                                                                ------------
--------------------------------------------------------------------------------------------
-----------------
                                                    Face
                                   Moody's         Amount          Value
                                   Ratings         (000)         (Note A-1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
BELGIUM (0.3%)
           Hermes Europe
            Railtel B.V.
            Yankee Sr. Notes
            10.375%, 1/15/09          B3       USD    $ 300     $    244,500
                                                                ------------
--------------------------------------------------------------------------------------------
-----------------
CANADA (0.0%)
      (1)  GT Group Telecom
            Units
            0.00%, 2/1/10           Caa1       USD      100           55,500
                                                                ------------
--------------------------------------------------------------------------------------------
-----------------
KOREA (0.5%)
   (3)(4)  Cho Hung Bank
            Sub. Notes
            11.50%, 4/1/10            B1       USD      505          486,063
                                                                ------------
--------------------------------------------------------------------------------------------
-----------------
MEXICO (0.7%)
           Banco National De
            Commercio
            7.25%, 2/2/04            Ba2       USD      625          592,188
           Nuevo Grupo
            Iusacell SA
            Sr. Notes
            14.25%, 12/1/06           B1       USD      115          120,175
                                                                ------------
                 GROUP TOTAL                                         712,363
                                                                ------------
--------------------------------------------------------------------------------------------
-----------------
NETHERLANDS (0.6%)
      (1)  CompleTel Europe
            N.V.
            Yankee Gtd.
            0.00%, 2/15/09          Caa1       USD      250          125,000
      (3)  KPNQwest N.V.
            Sr. Notes
            8.125%, 6/1/09           N/R       USD      150          141,000
      (3)  United Pan-Europe
            Communications N.V.
            Sr. Notes
            10.875%, 8/1/09           B2       USD      300          261,000
                                                                ------------
                 GROUP TOTAL                                         527,000
                                                                ------------
--------------------------------------------------------------------------------------------
-----------------
POLAND (0.4%)
      (3)  PTC International
            Finance II SA
            Gtd.
            11.25%, 12/1/09           B2       USD      360          360,370
                                                                ------------
--------------------------------------------------------------------------------------------
-----------------
SLOVAKIA (0.5%)
   (3)(4)  Slovak Wireless
            Finance Co.
            Gtd.
            11.25%, 3/30/07           B2       USD      515          500,401
                                                                ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $3,667,289)                                                3,612,622
                                                                ------------
----------------------------------------------------------------------------
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                    Face
                                   Moody's         Amount          Value
                                   Ratings         (000)         (Note A-1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS (20.4%)
--------------------------------------------------------------------------------------------
-----------------
ARGENTINA (5.5%)
           Bocon PRO1 Notes
            5.82%, 4/1/07           Baa3       USD    $2,334    $  1,505,986
           Republic of
            Argentina:
            Notes
            11.00%, 12/4/05           B3       USD      750          703,125
            Series BGL5
            11.375%, 1/30/17         Ba3       USD      560          501,480
            Unsubordinated
            11.75%, 4/07/09           B1       USD      790          734,700
            Debentures
            6.188%, 3/31/05           B1       USD     1,944       1,773,900
                                                                ------------
                 GROUP TOTAL                                       5,219,191
                                                                ------------
--------------------------------------------------------------------------------------------
-----------------
BRAZIL (5.5%)
           Federal Republic of
            Brazil:
            Series RG
      (9)   7.00%, 4/15/09            B2       USD      330          275,550
            Debentures
            Series EI-L
      (9)   6.9375%, 4/15/06          B1       USD      116          106,006
      (9)   7.00%, 4/15/12            B1       USD      500          366,250
            Bearer
            10.125%, 5/15/27          B1       USD      910          714,350
            Global Bonds
            11.625%, 4/15/04          B2       USD      720          726,120
            Foreign Government
            Gtd.
            7.00%, 4/15/12            B2       USD     1,380       1,014,300
            Capitalization
            Bonds
            8.00%, 4/15/14            B2       USD     2,808       2,028,502
                                                                ------------
                 GROUP TOTAL                                       5,231,078
                                                                ------------
--------------------------------------------------------------------------------------------
-----------------
BULGARIA (1.6%)
      (9)  Republic of
            Bulgaria:
            Floating Rate Notes
            2.50%, 7/28/12            B2       USD     1,210         887,838
            Front Loaded
            Interest
            Reduction Bonds,
            Series A
            5.875%, 7/28/24           B2       USD      400          316,000
            Debentures
            Series PDI,
            6.50%, 7/28/11            B2       USD      405          320,456
                                                                ------------
                 GROUP TOTAL                                       1,524,294
                                                                ------------
--------------------------------------------------------------------------------------------
-----------------
CROATIA (0.8%)
      (9)  Republic of Croatia
            Series B, Bonds
            7.0625%, 7/31/06        Baa3       USD      803          755,274
                                                                ------------
--------------------------------------------------------------------------------------------
-----------------
MEXICO (0.5%)
           United Mexican
            States
            10.375%, 2/17/09         N/R       USD      460          474,950
                                                                ------------
----------------------------------------------------------------------------
----------------------------------------------------------------------------
                                                    Face
                                   Moody's         Amount          Value
                                   Ratings         (000)         (Note A-1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------

MOROCCO (0.3%)
      (9)  Republic of Morocco
            6.8825%, 1/1/09          N/R       USD    $ 261     $    233,595
                                                                ------------
--------------------------------------------------------------------------------------------
-----------------
NETHERLANDS (0.1%)
           Netia Holdings, B.V.
            Gtd.
            13.75%, 6/15/10           B2       120                   116,175
                                                                ------------
--------------------------------------------------------------------------------------------
-----------------
PERU (0.6%)
           Republic of Peru:
            Front Loaded
            Interest
            Reduction
            Series 20 year
            4.00%, 3/7/17            N/R       USD      495          298,238
            Past Due Interest
            (PDI)
            Series 20 Year
            4.00%, 3/7/17            N/R       USD      390          260,325
                                                                ------------
                 GROUP TOTAL                                         558,563
                                                                ------------
----------------------------------------------------------------------------
----------------------------------------------------------------------------
RUSSIA (5.2%)
   (3)(4)  City of St.
            Petersburg
            Bonds
            9.50%, 6/18/02          Caa1       USD      750          633,000
           Russia Federation:
            Registered Series
            8.75%, 7/24/05            B3       USD      300          232,500
            10.00%, 6/26/07           B3       USD      400          308,000
            11.00%, 7/24/18           B3       USD      570          426,075
           Russian Registered
            Bonds
            12.75%, 6/24/28           B3       USD      520          447,850
           Russian Principal
            Loan
            3.249%, 12/15/20          B3       USD     2,840         869,750
      (9)  Vnesheconombank
            Bank
            6.90625%, 12/15/15       N/R       USD     3,404       1,038,220
            Series 24 year
            6.8925%, 12/15/20        N/R       USD     3,152         965,300
                                                                ------------
                 GROUP TOTAL                                       4,920,695
                                                                ------------
--------------------------------------------------------------------------------------------
-----------------
TURKEY (0.1%)
           Republic of Turkey
            Bonds
            11.875%, 11/5/04          B1       USD       80           83,160
                                                                ------------
--------------------------------------------------------------------------------------------
-----------------
VENEZUELA (0.2%)
           Republic of
            Venezuela:
            Series DL Unsecured
            Bonds
            9.25%, 9/15/27           Ba2       USD      345          227,183
                                                                ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT OBLIGATIONS
  (Cost $17,642,053)                                              19,344,158
                                                                ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL FOREIGN SECURITIES
  (Cost $21,309,342)                                              22,956,780
                                                                ------------
----------------------------------------------------------------------------
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                                                     Value
                                                                                   (Note A-1)
--------------------------------------------------------------------------------------------
-----------------
TIME DEPOSITS (3.6%)
  (Cost $3,405,000)                                                               $  3,405,000
                                                                                  ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (98.5%)
  (Cost $98,632,263)                                                                93,496,249
                                                                                  ------------
--------------------------------------------------------------------------------------------
-----------------
OTHER ASSETS IN EXCESS OF
LIABILITIES (1.5%)
                                                                                     1,405,640
                                                                                  ------------
--------------------------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
               Applicable to 11,976,699 issued and outstanding $.001 par
                value shares (authorized 100,000,000 shares)
                                                                                  $ 94,901,889
                                                                                  ============
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
N/R--Not Rated
ARP--Argentine Peso
 (1)  Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
 (2)  Defaulted Security.
 (3)  144A Security. Certain conditions for public sale may exist.
 (4)  Private Placement.
 (5)  Payment in kind bond. Market value includes accrued interest.
 (6)  Non-income producing security.
 (7)  Restricted as to private and public resale. Total cost of restricted securities at June
     30, 2000 aggregated $40,627. Total market value of restricted securities owned at June 30,
     2000 was $1,125,000 or 1.19% of Net Assets.
 (8)  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.
 (9)  Floating Rate - The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at June 30, 2000.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
                                                                                      June 30, 2000
                                                                                        (unaudited)
---------------------------------------------------------------------------------------------------
ASSETS:
    Investments at Value
      (Cost $98,632,263) (Note A-1).............................................       $ 93,496,249
    Receivables:
      Dividend and Interest (Note A-6)..........................................          2,445,932
    Investments Sold............................................................            188,433
    Unrealized Appreciation on Forward Foreign Currency Exchange Contracts (Note
      A-5)......................................................................              6,287
    Other Assets................................................................             62,494
---------------------------------------------------------------------------------------------------
        Total Assets............................................................         96,199,395
---------------------------------------------------------------------------------------------------
LIABILITIES:
        Distributions Payable...................................................            868,309
        Investments Purchased...................................................            194,188
        Investment Advisory Fees (Note B).......................................            118,980
        Professional Fees.......................................................             37,692
        Transfer Agent Fees.....................................................             19,863
        Shareholders' Reports...................................................             14,167
        Administrative Fees (Note C)............................................             13,632
        Custodian Fees..........................................................             12,058
        Due to Custodian Bank...................................................             10,250
        Directors' Fees.........................................................              1,930
        Other Liabilities.......................................................              6,437
---------------------------------------------------------------------------------------------------
          Total Liabilities.....................................................          1,297,506
---------------------------------------------------------------------------------------------------
NET ASSETS......................................................................       $ 94,901,889
                                                                                  =================
NET ASSETS CONSIST OF:
    Capital Shares at $.001 Par Value...........................................        $    11,977
    Capital Paid in Excess of Par Value.........................................        110,690,040
    Accumulated Net Investment Loss.............................................           (928,411)
    Accumulated Net Realized Loss...............................................         (9,742,560)
    Unrealized Depreciation on Investments and Foreign Currency Translations....         (5,129,157)
---------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 11,976,699 ISSUED AND OUTSTANDING SHARES (AUTHORIZED
  100,000,000 SHARES)...........................................................       $ 94,901,889
                                                                                  =================
NET ASSET VALUE PER SHARE.......................................................        $      7.92
===================================================================================================

STATEMENT OF OPERATIONS
                                                                                   Six Months Ended
                                                                                      June 30, 2000
                                                                                        (unaudited)
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest (Note A-6) (Net of foreign taxes withheld of $55,803)..............        $ 4,914,900
    Dividends (Note A-6)........................................................             99,545
---------------------------------------------------------------------------------------------------
      Total Income..............................................................          5,014,445
---------------------------------------------------------------------------------------------------
EXPENSES:
    Investment Advisory Fees (Note B)...........................................            243,636
    Shareholders' Reports.......................................................             59,249
    Professional Fees...........................................................             45,350
    Administrative Fees (Note C)................................................             43,736
    Custodian Fees..............................................................             39,849
    Shareholder Servicing Fees..................................................             24,617
    Directors' Fees and Expenses................................................             19,598
    Other.......................................................................              8,322
---------------------------------------------------------------------------------------------------
      Total Expenses............................................................            484,357
---------------------------------------------------------------------------------------------------
        Net Investment Income...................................................          4,530,088
---------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS):
    Investments.................................................................           (450,675)
    Foreign Currency............................................................              1,341
---------------------------------------------------------------------------------------------------
      Total Net Realized Loss...................................................           (449,334)
---------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION/
  DEPRECIATION:.................................................................
      Investments...............................................................         (3,642,692)
      Foreign Currency Translations.............................................              5,338
---------------------------------------------------------------------------------------------------
        Total Change in Unrealized Appreciation/Depreciation....................         (3,637,354)
---------------------------------------------------------------------------------------------------
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)..........         (4,086,688)
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................         $  443,400
===================================================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                                  Six Months Ended
                                                                                     June 30, 2000         Year Ended
                                                                                       (Unaudited)  December 31, 1999
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income.......................................................       $ 4,530,088        $ 8,395,746
    Net Realized Loss on Investments............................................          (449,334)        (2,034,504)
    Change in Unrealized Appreciation (Depreciation) on Investments.............        (3,637,354)         3,536,816
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................           443,400          9,898,058
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
    Net Investment Income.......................................................        (6,856,660)        (8,309,716)
---------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Common Stocks Issued through Rights Offering (3,522,559 shares).............                --         21,657,541
    Offering Costs..............................................................                --           (441,000)
---------------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets Resulting from Capital Share Transactions......                --         21,216,541
---------------------------------------------------------------------------------------------------------------------
        Total Increase (Decrease) in Net Assets.................................        (6,413,260)        22,804,883
---------------------------------------------------------------------------------------------------------------------
NET ASSETS:
    Beginning of Period.........................................................       101,315,149         78,510,266
---------------------------------------------------------------------------------------------------------------------
    End of Period (Including undistributed (accumulated) net investment income
     (loss) of ($928,411) and $1,398,161, respectively).........................      $ 94,901,889       $101,315,149
=====================================================================================================================

FINANCIAL HIGHLIGHTS
                                                    Six Months Ended                  Year Ended December 31,
                                                       June 30, 2000  --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                         (unaudited)      1999        1998        1997      1996  1995 Section
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..............        $ 8.46       $  9.29     $ 10.79     $ 10.37   $ 10.01      $ 9.26
------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
    Net Investment Income.........................          0.38          0.89        0.94        0.89      0.91        0.95
    Net Realized and Unrealized Gain (Loss) on
     Investments..................................         (0.35)         0.42       (1.49)       0.41      0.26        0.61
------------------------------------------------------------------------------------------------------------------------------
      Total from Investment Activities............          0.03          1.31       (0.55)       1.30      1.17        1.56
------------------------------------------------------------------------------------------------------------------------------
Distributions:
    Net Investment Income.........................         (0.57)        (0.92)      (0.95)      (0.88)    (0.81)      (0.76)
    Return of Capital.............................            --            --          --          --        --       (0.05)
------------------------------------------------------------------------------------------------------------------------------
      Total Distributions.........................         (0.57)        (0.92)      (0.95)      (0.88)    (0.81)      (0.81)
------------------------------------------------------------------------------------------------------------------------------
Decrease in Net Asset Value due to Shares Issued
 through Rights Offering..........................            --         (1.18)         --          --        --          --
Offering Costs....................................            --         (0.04)         --          --        --          --
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD....................        $ 7.92       $  8.46      $ 9.29     $ 10.79   $ 10.37     $ 10.01
==============================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD.............        $ 7.19       $  6.63      $ 8.63     $ 10.06    $ 9.00      $ 8.88
==============================================================================================================================
TOTAL INVESMENT RETURN:
    Net Asset Value (1)...........................          1.35%         1.89%      (5.13)%      13.82%    13.27%      17.57%
    Market Value..................................         15.28%       (14.03)%*    (5.56)%      22.34%    11.03%      18.16%
==============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
==============================================================================================================================
Net Assets, End of Period (Thousands).............       $94,902      $101,315     $78,510     $91,914   $87,656     $84,618
------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets Including
 Expense Offsets..................................          0.99%         1.09%       1.17%       1.08%     1.11%       1.12%
Ratio of Expenses to Average Net Assets...........          0.99%         1.09%       1.17%       1.10%     1.11%         --
Ratio of Net Investment Income to Average Net
 Assets...........................................          9.30%        10.35%       9.17%       8.43%     8.99%       9.80%
Portfolio Turnover Rate...........................          19.2%         41.2%      107.8%      119.1%     65.1%       54.5%
------------------------------------------------------------------------------------------------------------------------------

Section Credit Suisse Asset Management, LLC formerly known as BEA Associates replaced CS First Boston Investment Management as the Fund's investment adviser effective June 13, 1995.
      * Adjusted for Rights Offering.
    (1) Total investment return based on per share net asset value reflects the effects of change in net asset value on the performance of the Fund during each period, and assumes dividends and capital gains distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value, due to differences between the market price of the stock and the net asset value of the Fund.

        Note: Current period permanent book-tax differences, if any, are not included in the calculation of net investment income per share.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

------------

Credit Suisse Asset Management Strategic Global Income Fund, Inc., formerly known as BEA Strategic Global Income Fund, Inc. (the "Fund"), was incorporated on January 27, 1988 and is registered as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund's investment objective is to seek high current income through investments primarily in debt securities.

A. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reported results could differ from those estimates.

1. SECURITY VALUATION: Market values for fixed income securities are valued at the latest quoted bid price in the over-the-counter market. However, fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Other securities listed on an exchange are valued at the latest quoted sales prices on the day of valuation or if there was no sale on such day, the last bid price quoted on such day. Quotations of foreign security prices denominated in a foreign currency are converted to U.S. dollars at the current exchange rate on valuation date. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at fair value as determined in good faith by the Board of Directors. Such securities have a value of $32,894 (or 0.04% of net assets) at June 30, 2000. In determining fair value, consideration is given to cost, operating and other financial data.

   The Fund may invest up to 10% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ("restricted securities") (excludes 144A securities). These securities are valued pursuant to the valuation procedures noted above.

2. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral and proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by a major bank as follows:

    - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

    - investments, transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

  Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly the fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

  Net realized gains/losses on foreign currency transactions represent net foreign exchange gains/losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are included in unrealized depreciation of investments and foreign currency.

  Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

5. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into forward foreign currency exchange contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gain or loss when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   The Fund had the following outstanding forward foreign currency exchange contract at June 30, 2000.

   FORWARD FOREIGN                       VALUE AT
   CURRENCY EXCHANGE       SETTLEMENT   SETTLEMENT   CURRENT     UNREALIZED
   CONTRACTS                  DATE         DATE       VALUE     APPRECIATION
   -----------------       ----------   ----------   --------   ------------
   Sale Contract:
   Euro                     9/22/00      $728,517    $722,230      $6,287

6. SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Interest income is recognized on the accrual basis. Discounts on securities purchased are amortized according to the effective yield method over their respective lives. Discount or premium on mortgage backed securities is recognized upon receipt of principal payments on the underlying mortgage pools. Dividend income is recorded on the ex-dividend date.

7. DELAYED DELIVERY COMMITMENTS: The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

8. DIVIDENDS AND DISTRIBUTIONS: The Fund pays dividends of net investment income monthly and makes distributions at least annually of any net capital gains in excess of applicable capital losses, including capital loss carryforward. Dividends and distributions are recorded on the ex-dividend date.

   Income distributions and capital gain distributions are determined in accordance with U.S. Federal Income Tax regulations which may differ from generally accepted accounting principles. These differences are principally due to the timing of the recognition of defaulted bond interest and to differing book and tax treatment for foreign currency transactions.

   Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), undistributed realized gain (loss) and paid in capital.

B. Credit Suisse Asset Management, LLC, formerly known as BEA Associates (the "Adviser"), provides investment advisory services to the Fund under the terms of an Advisory Agreement. Under the Advisory Agreement, the Adviser is paid a fee, computed weekly and payable quarterly at an annual rate of .50% of average weekly net assets.

C. Brown Brothers Harriman & Co. ("BBH&Co."), provides administrative and custodial services to the Fund. Under the Administration and Custody Agreements, BBH&Co. is paid a fee based on average net assets.

BankBoston N.A. (BankBoston) provides transfer agent services to the Fund. Under the Transfer Agent Agreement, BankBoston is paid a fee based on the number of accounts in the Fund per year. In addition, the Fund is charged certain out-of-pocket expenses by BankBoston.

D. Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $16,900,614 and $21,736,948, respectively, for the six months ended June 30, 2000. Purchases and sales of U.S. government and government agency securities aggregated $1,061,857 and $345,337, respectively, for the six months ended June 30, 2000.

At June 30, 2000, the cost of investments for Federal income tax purposes was $95,227,263. Accordingly, net unrealized depreciation for Federal income tax purposes aggregated $5,129,157 of which $8,441,815 related to appreciated securities and $13,570,972 related to depreciated securities.

At June 30, 2000, the Fund had a capital loss carryforward of $9,081,642 available to offset future capital gains of which $90,877, $743,988, $211,706, $4,354, $4,724,203 and $3,306,514 will expire on December 31, 2000, 2002, 2003,
2005, 2006 and 2007, respectively.

E. At June 30, 2000, 83.3% of the Fund's net assets comprised high-yield fixed income securities. The financial condition of the issuers of the securities and general economic conditions may affect the issuers' ability to make payments of income and principal, as well as the market value of the securities. Such investments may also be less liquid and more volatile than investments in higher rated fixed income securities.

At June 30, 2000, 24.2% of the Fund's net assets comprised foreign currency denominated fixed income securities. Changes in currency exchange rates will affect the value and net investment income from such securities.

F. The Fund's Board of Directors has approved a share repurchase program authorizing the Fund from time to time to make open-market purchases on the New York Stock Exchange of up to 10 percent of the Fund's shares outstanding as of December 11, 1990. There were no repurchases of shares during the six months ended June 30, 2000.

G. The Fund issued to its shareholders of record as of the close of business on September 27, 1999 transferable Rights to subscribe for up to an aggregate of 3,522,559 shares of Common Stock of the Fund at a rate of one share of Common Stock for three Rights held at the subscription price of $6.38 per share. During October 1999, the Fund issued a total of 3,522,559 shares of Common Stock on exercise of such Rights. Rights' offering costs of $441,000 were charged directly against the proceeds of the Offering.

H. The Fund, together with other Funds advised by CSAM, LLC have established a $350 million committed, unsecured, line of credit facility ("Credit Facility") with Deutsche Bank, AG as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes. Under the terms of the Credit Facility, the Funds with access to the Credit Facility pay an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Credit Facility, which is allocated among the participating Funds in such manner as is determined by the governing Boards of the various Funds. In addition, the participating Funds will pay interest on borrowing at the Federal Funds rate plus .50%. At June 30, 2000, there were no loans outstanding for the Fund. During the six months ended June 30, 2000 there were no borrowings on this line of credit.

             SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

                                                          AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS
                                                                        THREE MONTHS ENDED
                                 ------------------------------------------------------------------------------------------------
                                    MARCH 31, 2000          JUNE 30, 2000
                                 --------------------   ---------------------
Investment Income..............  $ 2,523       $ 0.21   $ 2,491       $  0.21
Net Investment Income..........    2,279         0.19     2,251          0.19
Net Realized Gain (Loss) and
 Change in Unrealized
 Appreciation (Depreciation) on
 Investments and Foreign
 Currency......................   (1,242)       (0.11)   (2,844)        (0.24)
Net Increase (Decrease) in Net
 Assets Resulting from
 Operations....................    1,037         0.08      (593)        (0.05)

                                    MARCH 31, 1999          JUNE 30, 1999          SEPTEMBER 30, 1999        DECEMBER 31, 1999
                                 --------------------   ---------------------   ------------------------   ----------------------
Investment Income.               $ 2,057       $ 0.24   $ 2,005       $  0.24   $  2,094         $  0.25   $ 3,123         $ 0.26
Net Investment Income..........    1,841         0.22     1,805          0.21      1,866            0.22     2,884           0.24
Net Realized Gain (Loss) and
 Change in Unrealized
 Appreciation (Depreciation) on
 Investments and Foreign
 Currency......................      204         0.03       281          0.03     (2,702)          (0.32)    3,719           0.68
Net Increase (Decrease) in Net
 Assets Resulting from
 Operations....................    2,045         0.25     2,086          0.24       (836)          (0.10)    6,603           0.92

                         SUPPLEMENTAL PROXY INFORMATION

The Annual Meeting of the Stockholders of the Credit Suisse Asset Management Strategic Global Income Fund, Inc. was held on Tuesday, June 6, 2000 at the offices of Credit Suisse Asset Management, LLC 466 Lexington Avenue, New York City. The following is a summary of each proposal presented and the total number of shares voted:

                                                                                 VOTES
PROPOSAL                                                            VOTES FOR   WITHHELD
--------                                                            ---------   --------
1.    To elect the following four Directors:
      Enrique R. Arzac                                              4,028,806   134,212
      Lawrence J. Fox                                               4,031,090   131,928
      James S. Pasman, Jr.                                          4,026,464   136,554
      William W. Priest, Jr.                                        4,030,090   132,928
      Phillip Goldstein                                             3,760,549    59,971
      Glenn Goodstein                                               3,755,248    65,272
      Andrew Dakos                                                  3,754,848    65,672
      Gerald Hellerman                                              3,754,848    65,672

        As Messrs. Arzac, Fox, Pasman and Priest received a plurality of the votes cast, they were elected as directors of the Fund.

                                                                                 VOTES       VOTES
PROPOSAL                                                            VOTES FOR   AGAINST    ABSTAINED
--------                                                            ---------   --------   ---------
2.    At the Meeting, the ratification of the selection of
      PricewaterhouseCoopers LLP as the Fund's independent public accountants for the fiscal year ending December 31, 2000 was
      approved by the following vote:                               5,820,893   878,626    1,284,020

DESCRIPTION OF INVESTLINK-SM- PROGRAM

---------

The InvestLink-SM- Program is sponsored and administered by BankBoston, N.A., not by Credit Suisse Asset Management Strategic Global Income Fund, Inc., (the "Fund"). BankBoston, N.A., will act as program administrator (the "Program Administrator") of the InvestLink-SM- Program (the "Program"). The purpose of the Program is to provide interested investors with a simple and convenient way to invest funds and reinvest dividends in shares of the Fund's common stock ("Shares") at prevailing prices, with reduced brokerage commissions and fees.
    An interested investor may join the Program at any time. Purchases of Shares with funds from a participant's cash payment or automatic account deduction will begin on the next day on which funds are invested. If a participant selects the dividend reinvestment option, automatic investment of dividends generally will begin with the next dividend payable after the Program Administrator receives his enrollment form. Once in the Program, a person will remain a participant until he terminates his participation or sells all Shares held in his Program account, or his account is terminated by the Program Administrator. A participant may change his investment options at any time by requesting a new enrollment form and returning it to the Program Administrator.
    A participant will be assessed certain charges in connection with his participation in the Program. First-time investors will be subject to an initial service charge which will be deducted from their initial cash deposit. All optional cash deposit investments will be subject to a service charge. Sales processed through the Program will have a service fee deducted from the net proceeds, after brokerage commissions. In addition to the transaction charges outlined above, participants will be assessed per share processing fees (which include brokerage commissions.) Participants will not be charged any fee for reinvesting dividends.
    The number of Shares to be purchased for a participant depends on the amount of his dividends, cash payments or bank account or payroll deductions, less applicable fees and commissions, and the purchase price of the Shares. The Program Administrator uses dividends and funds of participants to purchase Shares of the Fund's common stock in the open market. Such purchases will be made by participating brokers as agent for the participants using normal cash settlement practices. All Shares purchased through the Program will be allocated to participants as of the settlement date, which is usually three business days from the purchase date. In all cases, transaction processing will occur within 30 days of the receipt of funds, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the Federal Securities laws or when unusual market conditions make prudent investment impracticable. In the event the Program Administrator is unable to purchase Shares within 30 days of the receipt of funds, such funds will be returned to the participants.
    The average price of all Shares purchased by the Program Administrator with all funds received during the time period from two business days preceding any investment date up to the second business day preceding the next investment date shall be the price per share allocable to a participant in connection with the Shares purchased for his account with his funds or dividends received by the Program Administrator during such time period. The average price of all Shares sold by the Program Administrator pursuant to sell orders received during such time period shall be the price per share allocable to a participant in connection with the Shares sold for his account pursuant to his sell orders received by the Program Administrator during such time period.
    BankBoston, N.A., as Program Administrator administers the Program for participants, keeps records, sends statements of account to participants and performs other duties relating to the Program. Each participant in the Program will receive a statement of his account following each purchase of Shares. The statements will also show the amount of dividends credited to such participant's account (if applicable), as well as fees paid by the participant. In addition, each participant will receive copies of the Fund's annual and semi-annual reports to shareholders, proxy statements and, if applicable, dividend income information for tax reporting purposes.
    If the Fund is paying dividends on the Shares, a participant will receive dividends through the Program for all Shares held on the dividend record date on the basis of full and fractional Shares held in his account, and for all other Shares of the Fund registered in his name. The Program Administrator will send checks to the participants for the amounts of their dividends that are not to be automatically reinvested at no cost to the participants.
    Shares of the Fund purchased under the Program will be registered in the name of the accounts of the respective participants. Unless requested, the Fund will not issue to participants certificates for Shares of the Fund purchased under the Program. The Program Administrator will hold the Shares in book-entry form until a Program participant chooses to withdraw his Shares or terminate his participation in the Program. The number of Shares purchased for a participant's account under the Program will be shown on his statement of account. This feature protects against loss, theft or destruction of stock certificates.
    A participant may withdraw all or a portion of the Shares from his Program account by notifying the Program Administrator. After receipt of a participant's request, the Program Administrator will issue to such participant certificates for the whole Shares of the Fund so withdrawn or, if requested by the participant, sell the Shares for him and send him the proceeds, less applicable brokerage commissions, fees, and transfer taxes, if any. If a participant withdraws all full and fractional Shares in his Program account, his participation in the Program will be terminated by the Program Administrator. In no case will certificates for fractional Shares be issued. The Program Administrator will convert any fractional Shares held by a participant at the time of his withdrawal to cash.
    Participation in any rights offering, dividend distribution or stock split will be based upon both the Shares of the Fund registered in participants' names and the Shares (including

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fractional Shares) credited to participants' Program accounts. Any stock dividend or Shares resulting from stock splits with respect to Shares of the Fund, both full and fractional, which participants hold in their Program accounts and with respect to all Shares registered in their names will be automatically credited to their accounts.
    All Shares of the Fund (including any fractional share) credited to his account under the Program will be voted as the participant directs. The participants will be sent the proxy materials for the annual meetings of shareholders. When a participant returns an executed proxy, all of such shares will be voted as indicated. A participant may also elect to vote his Shares in person at the Shareholders' meeting.
    A participant will receive tax information annually for his personal records and to help him prepare his U.S. federal income tax return. The automatic reinvestment of dividends does not relieve him of any income tax which may be payable on dividends. For further information as to tax consequences of participation in the Program, participants should consult with their own tax advisors.
    The Program Administrator in administering the Program will not be liable for any act done in good faith or for any good faith omission to act. However, the Program Administrator will be liable for loss or damage due to error caused by its negligence, bad faith or willful misconduct. Shares held in custody by the Program Administrator are not subject to protection under the Securities Investors Protection Act of 1970.
    The participant should recognize that neither the Fund nor the Program Administrator can provide any assurance of a profit or protection against loss on any Shares purchased under the Program. A participant's investment in Shares held in his Program account is no different than his investment in directly held Shares in this regard. The participant bears the risk of loss and the benefits of gain from market price changes with respect to all his Shares. Neither the Fund nor the Program Administrator can guarantee that Shares purchased under the Program will, at any particular time, be worth more or less than their purchase price. Each participant must make an independent investment decision based on his own judgement and research.
    While the Program Administrator hopes to continue the Program indefinitely, the Program Administrator reserves the right to suspend or terminate the Program at any time. It also reserves the right to make modifications to the Program. Participants will be notified of any such suspension, termination or modification in accordance with the terms and conditions of the Program. The Program Administrator also reserves the right to terminate any participant's participation in the Program at any time. Any question of interpretation arising under the Program will be determined in good faith by the Program Administrator and any such good faith determination will be final.
    Any interested investor may participate in the Program. To participate in the Program, an investor who is not already a registered owner of the Shares must make an initial investment of at least $250.00. All other cash payments or bank account deductions must be at least $100.00, up to a maximum of $100,000.00 annually. An interested investor may join the Program by reading the Program description, completing and signing the enrollment form and returning it to the Program Administrator. The enrollment form and information relating to the Program (including terms and conditions) may be obtained by calling the Program Administrator at one of the following telephone numbers: First Time Investors--
(800) 523-8506. Current Shareholders--(800) 730-6001. All correspondence regarding the Program should be directed to: BankBoston, N.A., InvestLink Program, P.O. Box 8040, Boston, MA 02266-8040.

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*InvestLink is a service mark of Boston EquiServe Limited Partnership

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        4947-SAR-00